Notes Payable - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Repayments of Notes Payable	$ 5,693	$ 36,955	$ 49,994	$ 44,644